Balance Sheets (CAD)	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash	5,826	3,862
Goods and services tax receivable	1,075	241
Prepaid expenses		1,155
Total current assets	6,901	5,258
Oil and Gas Property Interests	243,242	354,680
Total assets	250,143	359,938
Current Liabilities
Accounts payable	11,026	19,554
Accrued liabilities	40,000	42,000
Accrued interest	1,489
Notes payable	70,000
Total current liabilities	122,515	61,554
Shareholders' Equity
Common Stock: no par value; unlimited shares authorized, 452,759 and 467,759 shares issued and outstanding at December 31, 2011 and 2010, respectively	4,456,955	4,456,955
Contributed surplus	4,207,355	3,616,142
Deficit accumulated during the exploration stage	(8,536,682)	(7,774,713)
Total stockholders' equity	127,628	298,384
Total liabilities and stockholders' equity	250,143	359,938